Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Financial assets	$ 4,674	$ 3,893
Trade receivables
Disclosure of geographical areas [line items]
Financial assets	1,736	1,770
US dollar (USD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	723	680
Euro (EUR) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	303	315
Japanese yen (JPY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	138	156
Chinese yuan (CNY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	82	110
Brazilian real (BRL) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	51	65
Canadian dollar (CAD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	40	40
Indian rupee (INR) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	36	32
South Korean won (KRW) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	34	36
British pound (GBP) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	33	32
Turkish lira (TRY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	28	21
Taiwan dollar (TWD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	28	26
Australian dollar (AUD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	25	26
Russian ruble (RUB) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	24	27
Mexican peso (MXN) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	24	32
Other currencies | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	$ 167	$ 172